Reporting Entity	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Reporting Entity
(1) Reporting Entity

Honda Motor Co., Ltd. (the “Company”) is a public company domiciled in Japan. The Company and its subsidiaries (collectively “Honda”) develop, manufacture and distribute motorcycles, automobiles, power products and others throughout the world, and also provide financial services to customers and dealers for the sale of those products. Principal manufacturing facilities are located in Japan, the United States of America, Canada, Mexico, Italy, France, China, India, Indonesia, Malaysia, Philippines, Thailand, Vietnam, Argentina and Brazil.